Redeemable, Convertible Preferred Stock	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Redeemable, Convertible Preferred Stock	Redeemable, Convertible Preferred Stock
The Company had six outstanding series of contingently redeemable convertible preferred stock. The dollar amounts and share counts in the table below are adjusted to reflect the impact of the exchange ratio on the shares authorized, shares issued and outstanding, and issue price. The authorized, issued and outstanding shares, issue price, and carrying value as of December 31, 2022 are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	20,414,445	20,414,445	$0.40 - $0.90	$12,230
Series B	7,582,934	7,582,934	2.37	18,000
Series C	18,613,084	18,121,698	3.36	60,850
Series D	44,946,572	44,452,681	4.56	188,402
Series E	22,678,139	22,678,139	5.23	118,076
Series F	15,898,496	15,898,496	5.23	83,073
	130,133,670	129,148,393		$480,631
All redeemable, convertible preferred stock was converted into common shares on the Closing Date of the Business Combination on a 1:1 basis. Immediately before the conversion, all cumulative dividends were declared, totaling a dividend payable of $241,529. This dividend was paid in-kind and subsequently converted, as a result of the Business Combination, into an additional 24,152,942 common shares. After the in-kind dividend payment and the conversion, the former preferred shareholders held 153,895,644 common shares.
There were no changes in redeemable convertible preferred stock issued and outstanding during the three months ended March 31, 2022.
Prior to the Business Combination, redemption features of the preferred shares were not fixed and did not have a determinable price on fixed or determinable dates. As of December 31, 2022, the preferred shares were not currently redeemable, and it was not probable that the preferred shares would become redeemable, since it was uncertain whether or when circumstances exist that would constitute a deemed liquidation event. Accordingly, the Company did not adjust the carrying value of the preferred shares to their redemption values.
Redeemable, Convertible Preferred Stock
Prior to the Business Combination, the Company had six outstanding series of contingently redeemable convertible preferred stock. The dollar amounts and share counts in the table below are adjusted to reflect the impact of the exchange ratio on the shares authorized, shares issued and outstanding, and issue price. The authorized, issued and outstanding shares, issue price, and carrying value as of December 31, 2022 are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	20,414,445	20,414,445	$0.40 - $0.90	$12,230
Series B	7,582,934	7,582,934	2.37	18,000
Series C	18,613,084	18,121,698	3.36	60,850
Series D	44,946,572	44,452,681	4.56	188,402
Series E	22,678,139	22,678,139	5.23	118,076
Series F	15,898,496	15,898,496	5.23	83,073
	130,133,670	129,148,393		$480,631
All redeemable, convertible preferred stock was converted into common shares on the Closing Date of the Business Combination on a 1:1 basis. Immediately before the conversion, all cumulative dividends were declared, totaling a dividend payable of $241,529. This dividend was paid in-kind and subsequently converted, as a result of the Business Combination, into an additional 24,152,942 common shares. After the in-kind dividend payment and the conversion, the former preferred shareholders held 153,895,644 common shares.
There were no changes in redeemable convertible preferred stock issued and outstanding during the three and six months ended June 30, 2022.
Prior to the Business Combination, redemption features of the preferred shares were not fixed and did not have a determinable price on fixed or determinable dates. As of December 31, 2022, the preferred shares were not currently redeemable, and it was not probable that the preferred shares would become redeemable, since it was uncertain whether or when circumstances exist that would constitute a deemed liquidation event. Accordingly, the Company did not adjust the carrying value of the preferred shares to their redemption values.
Redeemable, Convertible Preferred Stock
Prior to the Business Combination, the Company had six outstanding series of contingently redeemable convertible preferred stock. The dollar amounts and share counts in the table below are adjusted to reflect the impact of the exchange ratio on the shares authorized, shares issued and outstanding, and issue price. The authorized, issued and outstanding shares, issue price, and carrying value as of December 31, 2022 are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	20,414,445	20,414,445	$0.40 - $0.90	$12,230
Series B	7,582,934	7,582,934	2.37	18,000
Series C	18,613,084	18,121,698	3.36	60,850
Series D	44,946,572	44,452,681	4.56	188,402
Series E	22,678,139	22,678,139	5.23	118,076
Series F	15,898,496	15,898,496	5.23	83,073
	130,133,670	129,148,393		$480,631
All redeemable, convertible preferred stock was converted into common shares on the Closing Date of the Business Combination on a 1:1 basis. Immediately before the conversion, all cumulative dividends were declared, totaling a dividend payable of $241,529. This dividend was paid in-kind and subsequently converted, as a result of the Business Combination, into an additional 24,152,942 common shares. After the in-kind dividend payment and the conversion, the former preferred shareholders held 153,895,644 common shares.
Prior to the Business Combination, redemption features of the preferred shares were not fixed and did not have a determinable price on fixed or determinable dates. As of December 31, 2022, the preferred shares were not currently redeemable, and it was not probable that the preferred shares would become redeemable, since it was uncertain whether or when circumstances exist that would constitute a deemed liquidation event. Accordingly, the Company did not adjust the carrying value of the preferred shares to their redemption values.
Redeemable, Convertible Preferred Stock
The Company has six outstanding series of contingently redeemable convertible preferred stock.The dollar amounts and share counts in the table below are adjusted to reflect the impact of the exchange ratio on the shares authorized, shares issued and outstanding, and issue price. The authorized, issued and outstanding shares, issue price, and carrying value as of December 31, 2022 and December 31, 2021, are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	20,414,445	20,414,445	$0.40 - 0.90	$12,230
Series B	7,582,934	7,582,934	2.37	18,000
Series C	18,613,084	18,121,698	3.36	60,850
Series D	44,946,572	44,452,681	4.56	188,402
Series E	22,678,139	22,678,139	5.23	118,076
Series F	15,898,496	15,898,496	5.23	83,073
	130,133,670	129,148,393		$480,631
There were no changes in redeemable convertible preferred stock issued and outstanding during the year ended December 31, 2022. The holders of preferred shares are entitled to receive dividends on an as converted to common shares basis as if all preferred shares had been converted into common shares on the date of such event. Dividends are cumulative and are payable in arrears at the rate of 8% of the original issue price.
In March 2021, a warrant was exercised for a total issuance of 691,453 Series D preferred shares which led to an increase in redeemable convertible preferred stock of $3,150 during the year ended December 31, 2021. In April 2021, the Company closed a Series F round with the issuance of 15,898,496 Series F preferred shares for the net proceeds of $83,073.
Redemption features of preferred shares are not fixed and do not have a determinable price on fixed or determinable dates. As of December 31, 2022, the preferred shares are not currently redeemable, and it is not probable that the preferred shares will become redeemable, since it is uncertain whether or when circumstances exist that would constitute a deemed liquidation event. Accordingly, the Company has not adjusted the carrying value of the preferred shares to their redemption values.